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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

100 Limestone Plaza Fayetteville, New York	13066
(Address of principal executive offices)	(Zip code)

Capital Services, Inc. 615 S. Dupont Hwy. Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Patricia M. Plavko
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

COMMON STOCKS - 74.3%	Shares	Value
Consumer Discretionary - 3.8%
Auto Components - 1.9%
Tenneco, Inc. (a)	5,050	$192,961

Media - 1.9%
Walt Disney Company (The)	2,011	192,694

Consumer Staples - 16.2%
Beverages - 2.6%
Embotelladora Andina S.A. - Class B - ADR	6,653	111,970
SABMiller plc - ADR	2,568	153,207
		265,177
Food & Staples Retailing - 2.1%
CVS Health Corporation	2,257	218,004

Food Products - 8.6%
BRF S.A. - ADR	7,496	90,926
Kellogg Company	3,457	253,882
Mondelēz International, Inc. - Class A	6,885	296,744
Unilever plc - ADR	5,187	229,628
		871,180
Household Products - 2.9%
Clorox Company (The)	2,304	297,330

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Exxon Mobil Corporation	2,154	167,688
Hess Corporation	1,875	79,688
		247,376
Financials - 3.8%
Consumer Finance - 1.5%
First Cash Financial Services, Inc. (a)	4,291	152,331

Insurance - 2.3%
Aflac, Inc.	4,071	235,955

Health Care - 10.2%
Pharmaceuticals - 10.2%
Bristol-Myers Squibb Company	3,968	246,651
Merck & Company, Inc.	4,613	233,741
Mylan N.V. (a)	5,653	297,857

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 74.3% (Continued)	Shares	Value
Health Care - 10.2% (Continued)
Pharmaceuticals - 10.2% (Continued)
Teva Pharmaceutical Industries Ltd. - ADR	4,305	$264,671
		1,042,920
Industrials - 12.9%
Aerospace & Defense - 2.3%
United Technologies Corporation	2,702	236,938

Air Freight & Logistics - 1.5%
FedEx Corporation	1,163	154,539

Commercial Services & Supplies - 1.0%
MSA Safety, Inc.	2,374	101,607

Industrial Conglomerates - 2.9%
General Electric Company	10,174	296,064

Machinery - 4.2%
ITT Corporation	5,853	189,930
Xylem, Inc.	6,562	235,905
		425,835
Trading Companies & Distributors - 1.0%
Textainer Group Holdings Ltd.	9,559	101,803

Information Technology - 11.6%
Communications Equipment - 2.1%
Plantronics, Inc.	4,748	212,853

IT Services - 3.2%
CACI International, Inc. - Class A (a)	1,413	117,378
Fidelity National Information Services, Inc.	3,535	211,145
		328,523
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corporation	2,326	72,153

Software - 1.6%
Intuit, Inc.	1,636	156,254

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	2,400	233,616
EMC Corporation	7,027	174,059
		407,675

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 74.3% (Continued)	Shares	Value
Materials - 3.9%
Chemicals - 3.9%
Dow Chemical Company (The)	5,644	$237,048
Eastman Chemical Company	2,640	161,594
		398,642
Telecommunication Services - 5.0%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	6,730	242,684
Verizon Communications, Inc.	5,244	262,042
		504,726
Utilities - 4.5%
Electric Utilities - 1.7%
Exelon Corporation	5,957	176,148

Multi-Utilities - 2.8%
SCANA Corporation	4,509	283,842

Total Common Stocks (Cost $7,260,608)		$7,573,530

U.S. TREASURY OBLIGATIONS - 1.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes (Cost $100,009)	0.875%	12/31/16	$100,000	$100,219

CORPORATE BONDS - 10.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 4.0%
Advanced Auto Parts, Inc.	4.500%	01/15/22	$200,000	$208,441
Marriott International, Inc.	3.250%	09/15/22	200,000	200,821
				409,262
Consumer Staples - 1.7%
Clorox Company (The)	5.950%	10/15/17	60,000	64,461
Kroger Company (The)	3.850%	08/01/23	100,000	105,001
				169,462
Energy - 0.8%
Hess Corporation	3.500%	07/15/24	100,000	82,116

Financials - 0.4%
HSBC Finance Corporation	5.600%	02/15/18	42,000	44,561

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 10.6% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 1.5%
Becton, Dickinson and Company	3.734%	12/15/24	$147,000	$150,387

Industrials - 1.1%
Emerson Electric Company	5.375%	10/15/17	108,000	114,955

Telecommunication Services - 1.1%
Verizon Communications, Inc.	6.100%	04/15/18	100,000	108,987

Total Corporate Bonds (Cost $1,076,389)				$1,079,730

CLOSED-END FUNDS - 3.3%	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc. (Cost $391,261)	26,794	$335,997

OPEN-END FUNDS - 3.7%	Shares	Value
DoubleLine Total Return Bond Fund - Class I (Cost $375,000)	34,296	$373,480

MONEY MARKET FUNDS - 7.1%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.34% (b) (Cost $729,249)	729,249	$729,249

Total Investments at Value - 100.0% (Cost $9,932,516)		$10,192,205

Other Assets in Excess of Liabilities - 0.0% (c)		200

Net Assets - 100.0%		$10,192,405

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of January 31, 2016.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

1789 GROWTH AND INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

1. Securities valuation

Portfolio securities of the 1789 Growth and Income Fund (the “Fund”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service when Pinnacle Capital Management, LLC (the “Adviser”), the investment adviser to the Fund, believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. Investments representing shares of other investment companies are valued at their net asset value as reported by such companies. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Pinnacle Capital Management Funds Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

1789 GROWTH AND INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$7,573,530	$-	$-	$7,573,530
U.S. Treasury Obligations	-	100,219	-	100,219
Corporate Bonds	-	1,079,730	-	1,079,730
Closed-End Funds	335,997	-	-	335,997
Open-End Funds	373,480	-	-	373,480
Money Market Funds	729,249	-	-	729,249
Total	$9,012,256	$1,179,949	$-	$10,192,205

Refer to the Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. The Fund did not hold any Level 3 assets or liabilities as of January 31, 2016. The Fund did not hold any derivative instruments at any time during the period ended January 31, 2016. There were no transfers into or out of any Levels during the period ended January 31, 2016. It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following is computed on a tax basis for each item as of January 31, 2016:
Cost of portfolio investments	$9,941,537

Gross unrealized appreciation	$1,181,810
Gross unrealized depreciation	(931,142)

Net unrealized appreciation	$250,668

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Cortland H. Schroder
Cortland H. Schroder, President

Date	March 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cortland H. Schroder
Cortland H. Schroder, President

Date	March 2, 2016

By (Signature and Title)*		/s/ Stephen J. Fauer
Stephen J. Fauer, Treasurer and Principal Financial Officer

Date	March 2, 2016

*	Print the name and title of each signing officer under his or her signature.